VA-1 Separate Account of UNUM Life Insurance Company of America

VA-1 Separate Account of UNUM Life Insurance Company of America

Statements of assets and liabilities

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To UNUM Life Insurance Company of America	Net Assets
American Century VP Balanced Fund - Class I	$149,929	$149,929	$5	$149,924
BNY Mellon Stock Index Fund, Inc. - Initial Class	769,309	769,309	25	769,284
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	476,169	476,169	16	476,153
Fidelity® VIP Asset Manager Portfolio - Initial Class	560,139	560,139	19	560,120
Fidelity® VIP Equity-Income Portfolio - Initial Class	723,477	723,477	24	723,453
Fidelity® VIP Growth Portfolio - Initial Class	2,745,270	2,745,270	91	2,745,179
T. Rowe Price International Stock Portfolio	80,713	80,713	3	80,710

See accompanying notes.

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VA-1 Separate Account of UNUM Life Insurance Company of America

Statements of operations

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
American Century VP Balanced Fund - Class I	$3,024	$(3,248)	$(224)	$(6,793)
BNY Mellon Stock Index Fund, Inc. - Initial Class	12,134	(11,365)	769	110,843
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	—	(6,186)	(6,186)	18,879
Fidelity® VIP Asset Manager Portfolio - Initial Class	12,556	(7,375)	5,181	1,645
Fidelity® VIP Equity-Income Portfolio - Initial Class	13,910	(9,490)	4,420	24,946
Fidelity® VIP Growth Portfolio - Initial Class	20,816	(39,031)	(18,215)	143,207
T. Rowe Price International Stock Portfolio	652	(1,100)	(448)	1,675

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Decrease in Net Assets Resulting from Operations
American Century VP Balanced Fund - Class I	$46,092	$39,299	$(102,021)	$(62,946)
BNY Mellon Stock Index Fund, Inc. - Initial Class	95,644	206,487	(452,695)	(245,439)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	103,890	122,769	(223,912)	(107,329)
Fidelity® VIP Asset Manager Portfolio - Initial Class	41,650	43,295	(161,210)	(112,734)
Fidelity® VIP Equity-Income Portfolio - Initial Class	24,745	49,691	(120,508)	(66,397)
Fidelity® VIP Growth Portfolio - Initial Class	251,792	394,999	(1,461,470)	(1,084,686)
T. Rowe Price International Stock Portfolio	1,969	3,644	(22,663)	(19,467)

VA-1 Separate Account of UNUM Life Insurance Company of America

Statements of changes in net assets

Years Ended December 31, 2021 and 2022

	American Century VP Balanced Fund - Class I Subaccount	BNY Mellon Stock Index Fund, Inc. - Initial Class Subaccount	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$337,493	$1,522,244	$752,834	$1,012,949
Changes From Operations:
• Net investment income (loss)	(1,708)	(1,352)	(8,338)	1,084
• Net realized gain on investments	26,734	396,329	54,979	78,385
• Net change in unrealized appreciation or depreciation on investments	22,528	(33,179)	68,547	(4,569)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	47,554	361,798	115,188	74,900
Changes From Unit Transactions:
• Net unit transactions	(38,458)	(541,023)	(196,223)	(371,505)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(38,458)	(541,023)	(196,223)	(371,505)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,096	(179,225)	(81,035)	(296,605)
NET ASSETS AT DECEMBER 31, 2021	346,589	1,343,019	671,799	716,344
Changes From Operations:
• Net investment income (loss)	(224)	769	(6,186)	5,181
• Net realized gain on investments	39,299	206,487	122,769	43,295
• Net change in unrealized appreciation or depreciation on investments	(102,021)	(452,695)	(223,912)	(161,210)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(62,946)	(245,439)	(107,329)	(112,734)
Changes From Unit Transactions:
• Net unit transactions	(133,719)	(328,296)	(88,317)	(43,490)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(133,719)	(328,296)	(88,317)	(43,490)
TOTAL DECREASE IN NET ASSETS	(196,665)	(573,735)	(195,646)	(156,224)
NET ASSETS AT DECEMBER 31, 2022	$149,924	$769,284	$476,153	$560,120

See accompanying notes.

	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	T. Rowe Price International Stock Portfolio Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,076,177	$4,424,907	$144,646
Changes From Operations:
• Net investment income (loss)	6,487	(55,182)	(919)
• Net realized gain on investments	158,241	1,400,058	10,565
• Net change in unrealized appreciation or depreciation on investments	69,928	(445,869)	(9,328)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	234,656	899,007	318
Changes From Unit Transactions:
• Net unit transactions	(234,662)	(945,319)	(3,438)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(234,662)	(945,319)	(3,438)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6)	(46,312)	(3,120)
NET ASSETS AT DECEMBER 31, 2021	1,076,171	4,378,595	141,526
Changes From Operations:
• Net investment income (loss)	4,420	(18,215)	(448)
• Net realized gain on investments	49,691	394,999	3,644
• Net change in unrealized appreciation or depreciation on investments	(120,508)	(1,461,470)	(22,663)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(66,397)	(1,084,686)	(19,467)
Changes From Unit Transactions:
• Net unit transactions	(286,321)	(548,730)	(41,349)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(286,321)	(548,730)	(41,349)
TOTAL DECREASE IN NET ASSETS	(352,718)	(1,633,416)	(60,816)
NET ASSETS AT DECEMBER 31, 2022	$723,453	$2,745,179	$80,710

VA-1 Separate Account of UNUM Life Insurance Company of America

Notes to financial statements

December 31, 2022

1. Accounting Policies and Separate Account Information

Organization: VA-1 Separate Account of UNUM Life Insurance Company of America (the Variable Account) is a segregated investment account of UNUM Life Insurance Company of America (UNUM America) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of UNUM America. The Variable Account was established in accordance with the laws of the State of Maine. Its registration statement became effective in 1989. The assets are held for the exclusive benefit of UNUM America variable annuity contract owners and may not be used to satisfy any obligations that may arise from any other business conducted by UNUM America. Any excess of assets over reserves and other contract liabilities may be transferred to UNUM America's General Account. Principal markets are hospitals and not-for-profit organizations located throughout the United States, with specific concentrations in the states of New York and California. The Variable Account only offers one product (Variable Annuity I) at one fee rate.

On October 1, 1996, UNUM America completed the sale of its group tax-sheltered annuity (TSA) business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (Lincoln New York), a wholly owned subsidiary of Lincoln Life. The contracts were initially reinsured on an indemnity and an assumption basis. Upon consent of the TSA contract holders and/or participants, the contracts are considered reinsured on an assumption basis, legally releasing UNUM America from future contractual obligation to the respective contract holders and/or participants. Assets attributable to such participants' contracts were then transferred to separate accounts of Lincoln Life and Lincoln New York. Assets attributable to contracts of participants with respect to which such consent was not obtained remained in the Variable Account. Lincoln Financial Advisors Corporation, a non-affiliate of UNUM America, and an affiliate of Lincoln Life, acted as distributor and principal underwriter of the Variable Account.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of eight available mutual funds (the Funds) of four open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

Dreyfus Variable Investment Fund:

BNY Mellon Stock Index Fund, Inc. - Initial Class

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class*

Fidelity® VIP Growth Portfolio - Initial Class

T. Rowe Price International Series, Inc.:

T. Rowe Price International Stock Portfolio

*  Available fund with no money invested at December 31, 2022

The Fidelity VIP Government Money Market Portfolio is used only for investments of initial contributions for which UNUM America has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Government Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

VA-1 Separate Account of UNUM Life Insurance Company of America

Notes to financial statements (continued)

1. Accounting Policies and Separate Account Information (continued)

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2022. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of UNUM America, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Risk Charge and Other Transactions with Affiliates

UNUM America is the depositor for the Variable Account. Although UNUM America deducts for sales and administrative expenses under the contracts, UNUM America assumes an expense risk that these deductions may prove insufficient to cover the cost of those expenses.

In addition, UNUM America assumes a mortality risk under the contracts in that it agrees to make annuity payments regardless of how long a particular annuitant or their payee lives and how long all annuitants or other payees in a class live, if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. UNUM America also assumes a mortality risk in providing a death benefit under the contracts.

To compensate UNUM America for assuming these mortality and expense risks, an effective annual mortality and expense risk charge of 1.20% of each portfolio's average daily net assets is imposed on each portfolio within the Variable Account with the exception of Fidelity VIP Government Money Market Portfolio. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations.

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. There were no account fees and surrender charges retained by the Company for the years ended December 31, 2022 and 2021.

Surrender and contract charges are included within Net unit transactions on the Statements of Changes in Net Assets.

VA-1 Separate Account of UNUM Life Insurance Company of America

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2022, follows:

Subaccount	Year	Fee Rate(1)	Unit Value	Units Outstanding	Net Assets	Total Return(2)	Investment Income Ratio(3)
American Century VP Balanced Fund - Class I
	2022	1.20%	$54.18	2,767	$149,924	-18.25%	1.12%
	2021	1.20%	66.28	5,229	346,589	14.39%	0.72%
	2020	1.20%	57.94	5,825	337,493	11.19%	1.16%
	2019	1.20%	52.11	6,883	358,692	18.42%	1.55%
	2018	1.20%	44.01	8,314	365,858	-4.98%	1.41%
BNY Mellon Stock Index Fund, Inc. - Initial Class
	2022	1.20%	130.75	5,884	769,284	-19.29%	1.28%
	2021	1.20%	162.01	8,290	1,343,019	26.88%	1.11%
	2020	1.20%	127.69	11,922	1,522,244	16.60%	1.56%
	2019	1.20%	109.51	14,961	1,638,387	29.62%	1.72%
	2018	1.20%	84.48	15,875	1,341,196	-5.77%	1.64%
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class
	2022	1.20%	50.63	9,404	476,153	-17.62%	0.00%
	2021	1.20%	61.46	10,931	671,799	15.07%	0.12%
	2020	1.20%	53.41	14,096	752,834	18.46%	0.63%
	2019	1.20%	45.09	16,681	752,079	20.33%	0.00%
	2018	1.20%	37.47	18,091	677,870	-20.04%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2022	1.20%	52.56	10,657	560,120	-15.95%	2.04%
	2021	1.20%	62.53	11,455	716,344	8.61%	1.33%
	2020	1.20%	57.58	17,593	1,012,949	13.50%	1.40%
	2019	1.20%	50.73	20,731	1,051,679	16.84%	1.76%
	2018	1.20%	43.42	23,979	1,041,114	-6.48%	1.67%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022	1.20%	75.90	9,532	723,453	-6.09%	1.76%
	2021	1.20%	80.82	13,315	1,076,171	23.40%	1.79%
	2020	1.20%	65.49	16,432	1,076,177	5.42%	1.81%
	2019	1.20%	62.13	17,737	1,101,925	25.92%	1.96%
	2018	1.20%	49.34	19,440	959,073	-9.39%	2.21%
Fidelity® VIP Growth Portfolio - Initial Class
	2022	1.20%	156.36	17,557	2,745,179	-25.36%	0.64%
	2021	1.20%	209.48	20,902	4,378,595	21.75%	0.00%
	2020	1.20%	172.06	25,717	4,424,907	42.18%	0.07%
	2019	1.20%	121.02	30,619	3,705,496	32.71%	0.26%
	2018	1.20%	91.19	35,868	3,270,831	-1.36%	0.24%
T. Rowe Price International Stock Portfolio
	2022	1.20%	24.97	3,232	80,710	-16.82%	0.71%
	2021	1.20%	30.02	4,714	141,526	0.11%	0.58%
	2020	1.20%	29.99	4,823	144,646	13.08%	0.40%
	2019	1.20%	26.52	8,245	218,649	26.25%	2.39%
	2018	1.20%	21.01	8,887	186,682	-15.23%	1.18%

(1)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(2)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(3)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

VA-1 Separate Account of UNUM Life Insurance Company of America

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2022:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Century VP Balanced Fund - Class I	$58,934	$146,780
BNY Mellon Stock Index Fund, Inc. - Initial Class	115,186	347,044
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	119,317	109,914
Fidelity® VIP Asset Manager Portfolio - Initial Class	68,823	65,463
Fidelity® VIP Equity-Income Portfolio - Initial Class	109,778	366,910
Fidelity® VIP Growth Portfolio - Initial Class	395,740	710,802
T. Rowe Price International Stock Portfolio	6,845	46,670

5. Investments

The following is a summary of investments owned at December 31, 2022:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Century VP Balanced Fund - Class I	22,378	$6.70	$149,929	$160,990
BNY Mellon Stock Index Fund, Inc. - Initial Class	13,308	57.81	769,309	561,337
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	12,089	39.39	476,169	521,588
Fidelity® VIP Asset Manager Portfolio - Initial Class	39,116	14.32	560,139	576,352
Fidelity® VIP Equity-Income Portfolio - Initial Class	30,708	23.56	723,477	703,799
Fidelity® VIP Growth Portfolio - Initial Class	38,390	71.51	2,745,270	2,398,724
T. Rowe Price International Stock Portfolio	6,190	13.04	80,713	88,570

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2022, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Decrease
American Century VP Balanced Fund - Class I	161	(2,623)	(2,462)
BNY Mellon Stock Index Fund, Inc. - Initial Class	51	(2,457)	(2,406)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	296	(1,823)	(1,527)
Fidelity® VIP Asset Manager Portfolio - Initial Class	269	(1,067)	(798)
Fidelity® VIP Equity-Income Portfolio - Initial Class	977	(4,760)	(3,783)
Fidelity® VIP Growth Portfolio - Initial Class	891	(4,236)	(3,345)
T. Rowe Price International Stock Portfolio	153	(1,635)	(1,482)

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Decrease
American Century VP Balanced Fund - Class I	1	(597)	(596)
BNY Mellon Stock Index Fund, Inc. - Initial Class	614	(4,246)	(3,632)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	—	(3,165)	(3,165)
Fidelity® VIP Asset Manager Portfolio - Initial Class	81	(6,219)	(6,138)
Fidelity® VIP Equity-Income Portfolio - Initial Class	5	(3,122)	(3,117)
Fidelity® VIP Growth Portfolio - Initial Class	16	(4,831)	(4,815)
T. Rowe Price International Stock Portfolio	1	(110)	(109)

7. Subsequent Events

Management evaluated subsequent events through April 26, 2023, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of UNUM Life Insurance Company of America
and

Contract Owners of VA-I Separate Account of UNUM Life Insurance Company of America

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise VA-I Separate Account of UNUM Life Insurance Company of America ("Variable Account"), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since at least 2009, but we are unable to determine the specific year.

Philadelphia, Pennsylvania

April 26, 2023

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Century VP Balanced Fund - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BNY Mellon Stock Index Fund, Inc. - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
T. Rowe Price International Stock Portfolio	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022